PRINCIPAL ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2013
Basis of presentation

<1> Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“US GAAP”). Significant accounting policies followed by the Group in the preparation of the accompanying consolidated financial statements are summarized below.

The Group suffered loss and cash outflows from operations for the year ended December 31, 2011, 2012 and 2013, respectively, subsequent to the non-renewal of World of Warcraft (“WoW”) license in 2009. During the year of 2013, the Group’s net cash outflows from operations was RMB357.6 million (US$59.1 million). The Group expects to continue to incur product development, and sales and marketing expenses for licensed and proprietary new games. The Group currently depends on a limited number of games for substantially all of the Group’s revenues. If any of these games incur any adverse developments or if the Group is unable to develop, purchase or license additional games that are attractive to users and result in overall revenue growth, the Group’s business, financial condition and results of operations may be materially and adversely affected. The Group regards the going concern assumption as appropriate as the Group has launched Firefall during the year ended December 31, 2013 and plans to launch several web and mobile games during the year ending December 31, 2014, which are expected to be accretive to the Group’s operating results and cash flows from operations. In addition, management also has plans and/or the ability to manage its working capital by obtaining external equity and/or debt financing, disposing of certain gaming rights (including operating subsidiaries), disposing of equity method investments and controlling operating expenditure as follows:

Additional external equity financing

In January, 2014, Red5 and two shareholders entered into share purchase agreements for the issue and sale of Series B Preferred Stock and common stocks of Red 5 to Shanghai Oriental Pearl Culture Development Co., Ltd., (“Oriental Pearl”), a wholly-owned subsidiary of Shanghai Oriental Pearl (Group) Co., Ltd., which is a public company listed in China and is engaged in culture and entertainment industry in China, for an aggregate of approximately US$23 million consideration by two tranches, subject to adjustment as set forth in the share purchase agreements. Upon the closing of the transaction, Oriental Pearl will be a 20.01% minority shareholder of Red 5 and Red 5 will remain a subsidiary of The9. As of March 27, 2014, the deal has not been closed.

Addition external debt financing

In March 2014, the Group has signed a credit facility agreement with the Bank of Shanghai (“BOS”) with a credit limit of RMB150 million. The facility is secured by the Group’s building and land use right with net book value as of December 31, 2013 of RMB105 million. The Group considers this facility as a back-up source of liquidity to be utilized as needed.

Disposal of equity method investment

In March 2014, the Group entered into a sale and purchase agreement with an unrelated third party (“purchaser”) to dispose 75% of its interest in Tandem Fund, one of the Group’s equity investees, for a consideration of US$1.5 million. The consideration of US$1.5 million has been received in March 2014.

Cost Control

Management believes the Group has ability to control the level of discretionary spending on product development and sales and marketing, and believes the Group will be able to satisfy its liabilities in the normal course of business.

As a result, the accompanying consolidated financial statements have been prepared assuming the Group will continue as a going concern.

Consolidation

<2> Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiary and VIEs in which it has a controlling financial interest. The results of the subsidiary are consolidated from the date on which the Company obtained control and continue to be consolidated until the date that such control ceases. A controlling financial interest is typically determined when a company holds a majority of the voting equity interest in an entity. However, if the company demonstrates its ability to control the VIEs through its rights to all the residual benefits of the VIEs and its obligation to fund losses of the VIEs then the entity is consolidated. All intercompany balances and transactions between the Company, its subsidiary and VIEs have been eliminated in consolidation.

PRC laws and regulations currently prohibit or restrict foreign ownership of Internet-related business. In September 2009, the General Administration of Press and Publication (“GAPP”) further promulgated the Circular Regarding the Implementation of the Department Reorganization Regulation by State Council and Relevant Interpretation by State Commission Office for Public Sector Reform and the Further Strengthening of the Administration of Pre-approval on Online Games and Approval on Import Online Games, or the GAPP Circular. It is not clear that the regulatory authority of the GAPP applies to the regulation of ownership structures of online game companies based in the PRC. While the GAPP Circular is applicable to the Group and its business in terms of publication and pre-approval of online games, to date, GAPP has not issued any interpretation of Section 4 of the GAPP Circular to specifically invalidate VIE agreements and, to the Group’s knowledge, has not taken any enforcement action under Section 4 of the GAPP Circular against any of the companies that rely on contractual arrangements with VIEs to operate online games in the PRC. Therefore, the Group believes that its ability to direct the activities of VIEs that most significantly impact their economic performance is not affected by the GAPP Circular.

Use of estimates

<3> Use of estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affected the reported amount of the assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported revenues and expenses during the reported periods. Significant accounting estimates reflected in the Group’s consolidated financial statements include the valuation of non-marketable equity investments and determination of other-than temporary impairment, allowance for doubtful accounts and prepayment, revenue recognition, assessment of recoverability of long-lived assets and goodwill impairment, assessment of impairment of other long-lived assets, share-based compensation expense, consolidation of VIEs, valuation allowances for deferred tax assets and contingencies. Such accounting policies are impacted significantly by judgments, assumptions and estimates used in the preparation of our consolidated financial statements, and actual results could differ materially from these estimates.

Foreign currency translation

<4> Foreign currency translation

The Group’s reporting currency is Renminbi (“RMB”). The Group’s functional currency with the exception of its subsidiaries, Red 5, The9 Interactive, Red 5 Singapore, Red5 Korea and The9 Korea, is the RMB. The functional currency of Red 5, The9 Interactive, Red 5 Singapore, Red5 Korea and The9 Korea is United States Dollar (“US$”, or “US dollars”), United States Dollar, Singapore Dollar, Korean Won and Korean Won, respectively. Assets and liabilities of Red 5, The9 Interactive, Red 5 Singapore, Red5 Korea and The9 Korea are translated at the current exchange rates quoted by the People’s Bank of China (the “PBOC”) in effect at the balance sheet dates. Equity accounts are translated at historical exchange rates and revenues and expenses are translated at the average exchange rates in effect during the reporting period to RMB. Gains and losses resulting from foreign currency translation to reporting currency are recorded in accumulated other comprehensive loss in the consolidated statements of changes in equity for the years presented.

Transactions denominated in currencies other than functional currencies, are translated into functional currencies at the exchange rates prevailing at the dates of the transactions. Gains and losses resulting from foreign currency transactions are included in the consolidated statements of operations and comprehensive loss. The aggregate foreign exchange net loss was RMB 10.6 million for the year ended December 31, 2011, while the aggregate foreign exchange net gain was RMB1.9 million and RMB1.5 million (US$0.2 million) for the years ended December 31, 2012 and 2013, respectively. Monetary assets and liabilities denominated in foreign currencies are translated into functional currencies using the applicable exchange rates at the balance sheet dates. All such exchange gains and losses are included in other income (expense) in the consolidated statements of operations and comprehensive loss.

Cash and cash equivalents

<5> Cash and cash equivalents

Cash and cash equivalents represent cash on hand and highly-liquid investments with an original maturity date of three months or less. At December 31, 2012 and 2013, cash equivalents were comprised primarily of bank deposits. Included in cash and cash equivalents as of December 31, 2012 and 2013 are amounts denominated in US Dollars totaling US$8.3 million and US$4.2 million, respectively.

The RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in China’s foreign exchange trading system market. The Company’s aggregate amount of cash and cash equivalents denominated in RMB amounted to RMB499.5 million and RMB128.7 million (US$21.3 million) as of December 31, 2012 and 2013, respectively.

Short term investments	<6> Short term investments Short term investments represent the bank time deposits with original maturities longer than three months and less than one year.
Allowance for doubtful accounts

<7> Allowance for doubtful accounts

Accounts receivable mainly consist of receivables from prepaid card distributors and third party game platforms, and are recorded net of allowance for doubtful accounts. The Group determines the allowances for doubtful accounts when facts and circumstances indicate that the receivable is unlikely to be collected. Allowances for doubtful accounts are charged to general and administrative expenses. If the financial condition of the Group’s customers were to deteriorate, resulting in an impairment of their ability to make payments, additional allowances may be required. The Company provided allowance for doubtful accounts of RMB nil, RMB0.03 million and RMB0.38 million (US$0.06 million) in 2011, 2012 and 2013, respectively. In 2011, the Company wrote off uncollectable accounts receivable of RMB22.2 million, which had been fully provided for in 2009.

Prepaid royalties and deferred costs

<8> Prepaid royalties and deferred costs

Royalties paid to the licensors of games are initially recognized as prepaid royalties when paid and subsequently recognized as deferred costs upon the customers’ online registration and activation of their cards or online points. Royalties payable to the licensors or receivable from collection agents upon customers’ charging their accounts are initially recorded as deferred costs upon the customers’ online registration and activation of their cards or online points. Deferred costs are then ultimately recognized as cost of services in the consolidated statements of operations and comprehensive loss based upon the actual consumption of game premium features or usage of the game playing time by the customers or when the likelihood that the Group would provide further services to those customers becomes remote. The Group performs analysis for certain games’ future operation expectation and provides impairment on related prepaid royalties and deferred costs when the Group expects that the net cash flow of the certain games will not be sufficient to recover the carrying amount of the prepaid royalties and deferred costs. The Group records impairment loss on prepaid royalties and deferred costs associated with games that have commercially launched as cost of services, and impairment loss associated with games that have not yet commercially launched as operating expenses.

Restricted cash

<9> Restricted cash

Restricted cash mainly represents cash held in a designated bank account for the sole purpose to guarantee the performance of a service agreement with a third party platform. Due to the contractual terms of the restriction, the balance has been classified as a non-current asset.

Investments in equity investees and loan to equity investee

<10> Investments in equity investees and loan to equity investee

Equity investments are comprised of investments in privately held companies. The Group uses the equity method to account for an equity investment over which it has the ability to exert significant influence but does not otherwise control. The Group records equity method investments at the cost of acquisition, plus the Group’s share in undistributed earnings and losses since acquisition. For equity investments over which the Group does not have significant influence or control, the cost method of accounting is used.

The Group has historically provided loans to certain equity investees in order to provide to them financial support. Such loans are recorded in the account of Prepayments and other current assets.

The Group assesses its equity investments and loans to equity investees for impairment on a periodic basis by considering factors including, but not limited to, current economic and market conditions, the operating performance of the investees including current earnings trends, the technological feasibility of the investee’s products and technologies, the general market conditions in the investee’s industry or geographic area, factors related to the investee’s ability to remain in business, such as the investee’s liquidity, debt ratios, and cash burn rate and other company-specific information including recent financing rounds. If it has been determined that the carrying amounts of equity investment and loan to equity investees are higher than related fair value and that this decline is other-than-temporary, the carrying value of the investment and loan to equity investee is adjusted downward to reflect these declines in value.

Available-for-sale investments

<11> Available-for-sale investments

Investments in debt and equity securities are, on initial recognition, classified into the three categories: held-to-maturity securities, trading securities and available-for-sale securities. Debt securities that the Company has the positive intent and ability to hold to maturity are classified as held-to-maturity securities and reported at amortized cost. Debt and equity securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities and reported at fair value, with unrealized gains and losses included in earnings. Debt and equity securities not classified as either held-to-maturity securities or trading securities are classified as available-for-sale securities and reported at fair value, with unrealized gains and losses recognized in accumulated other comprehensive income. As of December 31, 2012 and 2013, the Group did not hold trading securities or held-to-maturity securities.

When there is objective evidence that an available-for-sale investment is impaired, the cumulative losses from declines in fair value that had been recognized directly in other comprehensive income are removed from equity and recognized in earnings. When the available-for-sale investment is sold, the cumulative fair value adjustments previously recognized in accumulated other comprehensive income are recognized in the current period operating results. When the Group determines that the impairment of an available-for-sale equity security is other-than-temporary, the Group recognizes an impairment loss in earnings equal to the difference between the investment’s cost and its fair value at the balance sheet date of the reporting period for which the assessment is made. When other-than-temporary impairment has occurred for an available-for-sale debt security and the Group intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis less any current-period credit loss, an impairment loss is recognized in earnings equal to the difference between the investment’s amortized cost basis and its fair value at the balance sheet date. The new cost basis will not be changed for subsequent recoveries in fair value. To determine whether a loss is other-than-temporary, the Group reviews the cause and duration of the impairment, the extent to which fair value is less than cost, the financial condition and near-term prospects of the issuer, and the Group’s intent and ability to hold the security for a period of time sufficient to allow for any anticipated recovery of its amortized cost.

Property, equipment and software

<12> Property, equipment and software

Property, equipment and software are stated at cost less accumulated depreciation and amortization. Depreciation and amortization are computed using the straight-line method over the following estimated useful lives:

Leasehold improvements	The shorter of respective term of the leases or the estimated useful lives of the leasehold improvements

Computer and equipment	3 to 4 years

Software	5 years

Office furniture and fixtures	3 years

Motor vehicles	5 years

Office buildings	10 to 20 years

Goodwill

<13> Goodwill

Goodwill represents the excess of the purchase price over the fair value of the identifiable assets and liabilities acquired as a result of the Group’s business acquisition. Goodwill is tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired. In September 2011, the Financial Accounting Standards Board (“FASB”) issued an authoritative pronouncement related to testing goodwill for impairment. The guidance permits us to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The Company adopted this pronouncement since 2012. If it is more likely than not that the fair value of a reporting unit is less than its carrying amount, the Group completes a two-step goodwill impairment test in December of each year. The first step compares the fair value of each reporting unit to its carrying amount, including goodwill. If the fair value of a reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill.

Intangible assets

<14> Intangible assets

Intangible assets consist primarily of acquired game licenses and acquired game development costs from business combinations.

Acquired game licenses are amortized on a straight-line basis over the shorter of the useful economic life of the relevant online game or license period, which range from two to seven years. Amortization of acquired game licenses commences upon the monetization of the related online game.

The Group recognizes intangible assets acquired through business acquisitions as assets separate from goodwill. Acquired in-process research and development costs are initially considered an indefinite-lived asset. Subsequently, they are recorded as acquired game development cost upon completion of the research and development efforts and are amortized on a straight-line basis over the useful economic life of the relevant online game. Amortization of acquired game development cost commences upon the monetization of the related online game

Land use right

<15> Land use right

Land use right represents operating lease prepayments to the PRC’s land bureau for usage of the parcel of land where the Group’s office building is located. Amortization is calculated using the straight-line method over the estimated land use right period of 44 years.

Impairment of long-lived assets

<16> Impairment of long-lived assets

The Group evaluates its long-lived assets, including finite-lived intangible assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable or that the useful life is shorter than the Group had originally estimated. The Group assesses the recoverability of the long-lived assets by comparing the carrying amount to the estimated future undiscounted cash flow expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group would recognize an impairment loss based on the fair value of the assets.

Indefinite-lived intangible assets are tested for impairment annually or more frequently if events or changes in circumstances indicate that the asset might be impaired. The impairment test consists of a comparison of the fair value of the intangible asset to its carrying amount. If the carrying amount exceeds the fair value, an impairment loss is recognized in an amount equal to that excess.

Revenue recognition

<17> Revenue recognition

Online game services

The Group earns revenue from provision of online game operation services to players on the Group’s game servers and third party platform and overseas licensing of the online game to other operators. The Group recognizes revenues when persuasive evidence of an arrangement exists, services are delivered or performed, our price is fixed or determinable and collectability is reasonably assured.

Online game services to players on the Group’s game server

The Group sells its prepaid game cards and prepaid online points for its online game products to distributors who in turn ultimately sell them to players. The group also sells the points directly to players via certain online payment platforms. The Group adopts virtual item / service consumption model for the online game services.

Players can access certain games free of charge, but may purchase game points to acquire in-game premium features. The distribution of points to players is typically made by sales of prepaid game cards and prepaid online points. Fees for prepaid game cards and prepaid online points are deferred when received. Revenue is recognized over the estimated life of the premium features or as the premium features are consumed.

For in-game premium features that are immediately consumed, revenue is recognized upon consumption. For premium features with a stated expiration time, which range from one to 180 days, revenue is recognized ratably over the period starting from when the feature is first used to the expiration time. For perpetual features with no predetermined expiration, revenue is recognized ratably over the estimated average lives of the perpetual features, which are typically less than one year. When estimating the average lives of the in-game perpetual features, the Group considers the average period that players typically play the game, other player behavior patterns, and factors including the acceptance and popularity of expansion packs, promotional events launched, and market conditions. Future usage patterns of players may differ from the historical usage patterns on which the virtual item / service consumption revenue recognition model is based. The Group continually monitors the operational statistics and usage patterns.

Online game operation services over third party platform

Certain social games, TV games and certain web games, have adopted the virtual item / service consumption model, and are launched on the third party game platforms and telecom carriers. Revenue from social and web games operated through third party game platforms are recognized upon consumption of the in-game premium features with the amount net of remittance to the third party game platforms as the Group does not set the pricing of the in-game currency of the third party game platforms. Revenue from TV games operated through telecom carriers is recognized upon consumption of the in-game premium features based on the gross amount paid, as the Group is the primary obligor of the game operation. The remittance to the telecom carrier is recognized as costs of services when incurred.

Overseas licensing revenue

The Group licenses certain proprietary online games to operators in overseas market and receives license fees and royalty income in connection with their operation of the games. License fee revenue is recognized over the license period upon the commercialization of the game in the overseas market. Royalty income is recognized when earned, provided that collectability is reasonably assured.

Other revenues

Other revenues include those generated from game operating support, training and advertisement and short message services.

Game operating support, training and advertisement

Game operating support, training and advertisement revenue include revenues generated from providing technical support services, including website development and construction, hardware and software support, training, maintenance and advertisements to customers. These revenues are recognized when delivery of the service and advertisement has occurred or when services have been rendered and the collection of the related fees is reasonably assured.

Short message services

The Group contracts with various Chinese mobile carriers for the transmission of wireless short messaging services related to the Group’s games. Revenue is recognized in the period in which services are performed, provided that no significant obligation remains, collection of receivables is reasonably assured and the amount can be accurately estimated.

Advances from customers and deferred revenue

<18> Advances from customers and deferred revenue

Online points that have been sold but not activated are recognized as advances from customers. Online points that have been activated but for which online game services will be rendered in the future are recognized as deferred revenue. Deferred revenue is recognized as income based upon the actual consumption of in-game premium features by players or when the likelihood that the Group would provide further online game service to those customers is remote.

The Group licenses proprietary games to operators in other countries and receives license fees and royalty income. License fee received in advance of the monetization of the game is recorded in advances from operators.

Cost of services

<19> Cost of services

Cost of services consists primarily of online game royalties, payroll, depreciation, maintenance and rental of Internet data center sites, depreciation and amortization of computer equipment and software, production costs for prepaid game cards, intangible assets amortization and other overhead expenses directly attributable to the services provided.

Product development costs

<20> Product development costs

For software development costs, including online games, to be sold or marketed to customers, the Group expenses software development costs incurred prior to reaching technological feasibility. Once a software product has reached technological feasibility, all subsequent software costs for that product are capitalized until that product is released for marketing. After an online game is released, the capitalized product development costs are amortized over the estimated product life. To date, the Group has essentially completed its software development concurrently with the establishment of technological feasibility, and, accordingly, no costs have been capitalized.

For website and internally used software development costs, the Group expenses all costs that are incurred in connection with the planning and implementation phases of development and costs that are associated with repair or maintenance of the existing websites and software. Costs incurred in the application and infrastructure development phase are capitalized and amortized over the estimated product life. Since the inception of the Group, the amount of internally generated costs qualifying for capitalization has been immaterial and, as a result, all website and internally used software development costs have been expensed as incurred.

Product development costs consist primarily of outsourced research and development expenses, payroll, depreciation charge and other overhead expenses for the development of the Group’s proprietary games. Other overhead product development costs include costs incurred by the Group to develop, maintain, monitor, and manage its websites.

Sales and marketing expenses

<21> Sales and marketing expenses

Sales and marketing expenses consist primarily of advertising and promotional expenses, payroll and other overhead expenses incurred by the Group’s sales and marketing personnel. Advertising expenses in the amount of RMB32.8 million, RMB85.3 million and RMB52.8 million (US$8.7 million) for the years ended December 31, 2011, 2012 and 2013, respectively, were expensed as incurred.

Government grants

<22> Government grants

Unrestricted government subsidies from local government agencies allowing the Group full discretion to utilize the funds were RMB1.2 million, RMB0.7 million and RMB1.0 million (US$0.2 million) for the years ended December 31, 2011, 2012 and 2013, respectively, which were recorded in other income (expense) in the consolidated statements of operations and comprehensive loss.

Share-based compensation

<23> Share-based compensation

The Group measures the cost of employee services received in exchange for stock-based compensation at the grant date fair value of the share-based awards. The fair value of the share awards were measured using the fair value of shares, while the fair value of the options or equity warrants were measured using the Black-Scholes option pricing model with assumptions made regarding expected term, volatility, risk-free interest rate, and dividend yield. For the options awarded by private subsidiaries of the Group, the fair value of shares is estimated based on the equity value of the subsidiary. The Group evaluates the fair value of the subsidiary by making judgments and assumptions about the projected financial and operating results of the subsidiary. Once the equity value of the subsidiary is determined, it is allocated (as applicable) into the various classes of shares and options using the option-pricing method, which is one of the generally accepted valuation methodologies.

The expected term represents the period of time that stock-based awards granted are expected to be outstanding. The expected term of stock-based awards granted is determined based on historical data on employee exercise and post-vesting employment termination behavior. Expected volatilities are based on historical volatilities of the Company’s ordinary shares. Risk-free interest rate is based on United States (“US”) government bonds issued with maturity terms similar to the expected term of the stock-based awards.

The Group recognizes compensation expense, net of estimated forfeitures, on all share-based awards on a straight-line basis over the requisite service period, which is generally a one-to-four year vesting period. Forfeiture rate is estimated based on historical forfeiture patterns and adjusted to reflect future changes in circumstances and facts, if any. If actual forfeitures differ from those estimates, the estimates may need to be revised in subsequent periods. The Group uses historical data to estimate pre-vesting option forfeitures and record stock-based compensation expense only for those awards that are expected to vest.

Leases

<24> Leases

Leases for which substantially all of the risks and rewards of ownership of assets remain with the leasing company are accounted for as operating leases. Payments made under operating leases net of any incentives received by the Group from the leasing company are charged to the consolidated statements of operations and comprehensive loss on a straight-line basis over the lease periods.

Income taxes

<25> Income taxes

Current income taxes are provided for in accordance with the laws and regulations applicable to the Group as enacted by the relevant tax authorities. Income taxes are accounted for under the asset and liability method. Deferred taxes are determined based upon differences between the financial reporting and tax bases of assets and liabilities at currently enacted statutory tax rates for the years in which the differences are expected to reverse. The effect on deferred taxes of a change in tax rates is recognized as income in the period of change. A valuation allowance is provided on deferred tax assets to the extent that it is more likely than not that such deferred tax assets will not be realized. The total income tax provision includes current tax expenses under applicable tax regulations and the change in the balance of deferred tax assets and liabilities.

The Group recognizes the impact of an uncertain income tax position at the largest amount that is more-likely-than not to be sustained upon audit by the relevant tax authority. Income tax related interest is classified as interest expenses and penalties as income tax expense.

Noncontrolling interest

<26> Noncontrolling interest

A noncontrolling interest in a subsidiary or VIE of the Group represents the portion of the equity (net assets) in the subsidiary or VIE not directly or indirectly attributable to the Group. Noncontrolling interests is presented as a separate component of equity in the consolidated balance sheet and modifies the presentation of net income by requiring earnings and other comprehensive income loss to be attributed to controlling and noncontrolling interest.

Loss per share

<27> Loss per share

Basic loss per share is computed by dividing net loss attributable to the holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year. Diluted loss per share is calculated by dividing net income attributable to the holders of ordinary shares as adjusted for the effect of dilutive ordinary share equivalents, if any, by the weighted average number of ordinary shares and dilutive ordinary share equivalents outstanding during the period. Ordinary share equivalents of stock options and warrants are calculated using the treasury stock method. However, ordinary share equivalents are not included in the denominator of the diluted earnings per share calculation when inclusion of such shares would be anti-dilutive, such as in a period in which a net loss is recorded.

Segment reporting

<28> Segment reporting

The Group has one operating segment whose business is developing and operating online games and related services. The Group’s chief operating decision maker is the chief executive officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. The Group generates its revenues from customers in the PRC, United States and other areas.

Certain risks and concentration

<29> Certain risks and concentration

Financial instruments that potentially subject the Group to significant concentrations of credit risk consist primarily of cash and cash equivalents, accounts receivable and prepayments and other current assets. As of December 31, 2012 and 2013, substantially all of the Group’s cash and cash equivalents were held by major financial institutions, which management believes are of high credit worthiness.

Due to the limited availability of online payment systems in China, a substantial portion of the Group’s sales are carried out via a distribution network composed of third-party distributors. The Group sells in-game items primarily through sales of prepaid cards and prepaid online points to its customers via Beijing Huiyuan Net Technology Co., Ltd., a national online distributor. Accounts receivable from this national online distributor represent 12% and 17% of the Group’s total accounts receivable as of December 31, 2012 and December 31, 2013, respectively.

Red 5 sells prepaid online points directly to players via certain online payment platforms. The accounts receivable due from online payment platforms were RMB 1.0 million and RMB 0.7 million(US$ 0.1 million) as of December 31, 2012 and December 31, 2013, respectively.

Acquisitions

<30> Acquisitions

The Group measures the consideration it transfers at fair value, which may be calculated as the sum of the acquisition-date fair values of the assets transferred, liabilities incurred to former owners of the acquiree, and equity instruments issued. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets acquired and liabilities assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any noncontrolling interests. Contingent consideration is measured at fair value and recorded as a liability. The excess of (i) the total cost of acquisition, fair value of the noncontrolling interests and acquisition-date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference would be recognized directly in the consolidated statement of operations and comprehensive loss.

Fair value measurements

<31> Fair value measurements

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability. The fair value measurement guidance provides a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1 inputs are unadjusted quoted prices in active markets for identical assets that the management has the ability to access at the measurement date.

Level 2 inputs include quoted prices for similar assets in active markets, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the asset (i.e., interest rates, yield curves, etc.), and inputs that are derived principally from or corroborated by observable market data by correlation or other means (market corroborated inputs).

Level 3 inputs include unobservable inputs to the valuation methodology that reflect management’s assumptions about the assumptions that market participants would use in pricing the asset. The management develops these inputs based on the best information available, including their own data.

Financial instruments

<32> Financial instruments

Financial instruments consist of cash and cash equivalents, restricted cash, short-term investment, accounts receivable, accounts payable and long-term accounts payable. The carrying value of the Group’s cash and cash equivalents, restricted cash, short-term investment, accounts receivable and accounts payable approximate their market values due to the short-term nature of these instruments. The carrying value of long term accounts payable approximates its fair value as the impact to discount the long term payable with interest rate is insignificant. The Group does not use derivative instruments to manage risks.

Recent accounting pronouncements

<33> Recent accounting pronouncements

In March 2013, the FASB issued ASU 2013-05 related to parent’s accounting for the cumulative translation adjustment upon derecognition of certain subsidiaries or groups of assets within a foreign entity or of an investment in a foreign entity. When a reporting entity (parent) ceases to have a controlling financial interest in a subsidiary or group of assets that is a nonprofit activity or a business (other than a sale of in substance real estate or conveyance of oil and gas mineral rights) within a foreign entity, the parent is required to release any related cumulative translation adjustment into net income. Accordingly, the cumulative translation adjustment should be released into net income only if the sale or transfer results in the complete or substantially complete liquidation of the foreign entity in which the subsidiary or group of assets had resided. This ASU is effective prospectively for fiscal years (and interim reporting periods within those years) beginning after December 15, 2013. It should be applied prospectively to derecognition events occurring after the effective date. Prior periods should not be adjusted. Early adoption is permitted. If an entity elects to early adopt the amendments, it should apply them as of the beginning of the entity’s fiscal year of adoption. The Group does not expect that the adoption of the amendments will have a material impact on the Group’s consolidated financial statements.

In July 2013, the FASB issued a pronouncement which provides guidance on financial statement presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists. The FASB’s objective in issuing this ASU is to eliminate diversity in practice resulting from a lack of guidance on this topic in current U.S. GAAP. The amendments in this ASU state that an unrecognized tax benefit, or a portion of an unrecognized tax benefit, should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward. To the extent a net operating loss carryforward, a similar tax loss, or a tax credit carryforward is not available at the reporting date under the tax law of the applicable jurisdiction to settle any additional income taxes that would result from the disallowance of a tax position or the tax law of the applicable jurisdiction does not require the entity to use, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit should be presented in the financial statements as a liability and should not be combined with deferred tax assets. This ASU applies to all entities that have unrecognized tax benefits when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists at the reporting date. The amendments in this ASU are effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. Early adoption is permitted. The amendments should be applied prospectively to all unrecognized tax benefits that exist at the effective date. Retrospective application is permitted. The Group does not expect the adoption of this guidance to have a significant effect on its consolidated financial statements.